Leases (Details) - Schedule of lease costs - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Costs Abstract
Operating lease assets	$ 4,959,255	$ 5,305,881	$ 3,483,042
Finance lease assets	14,001	18,467	25,664
Total lease assets	4,973,256	5,324,348	3,508,706
Operating lease liabilities – current	859,820	824,326	41,513
Operating lease liabilities – noncurrent	4,746,575	5,090,170	3,441,642
Finance lease liabilities – current	7,081	7,184	7,634
Finance lease liabilities – noncurrent	8,821	12,959	18,860
Total lease liabilities	$ 5,622,297	$ 5,934,639	$ 3,509,649